Exploration and evaluation - Schedule of exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration and evaluation
Net book value - Beginning of year	$ 70,135	$ 55,126
Additions	9,141	16,128
Depreciation capitalized	640	421
Currency translation adjustments	6,342	(1,540)
Net book value - End of year	86,258	70,135
Cost	186,465	170,342
Accumulated impairment	(100,207)	(100,207)
Exploration and evaluation	$ 86,258	$ 70,135